Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 143	$ 199	$ 206
Additions, based on tax positions related to current year	26	7	7
Additions for tax positions of prior years	35	39	10
Reductions for tax positions of prior years	(41)	(91)	(6)
Reductions due to reclassification of tax indemnifications on sale of Kroll	0	0	(3)
Settlements	(6)	(6)	(4)
Lapses in statutes of limitation	(40)	(5)	(11)
Balance at December 31	$ 117	$ 143	$ 199